HOLDING COMPANY INDIRECT SUBSIDIARIES, Result of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Result of discontinued operations [Abstract]
Revenue		$ 64,740,000	$ 34,871,000
Other operating income		2,923,000	1,487,000
Payroll and related costs	$ 0	22,182,000	14,380,000
Share-based payments	0	875,000	1,299,000
Reseller commission and lead expenses		14,467,000	9,683,000
Depreciation and amortization		910,000	237,000
Other operating costs	0	3,241,000	3,581,000
Income from operations		25,988,000	7,178,000
Finance expenses	0	(5,674,000)	(2,243,000)
Income before taxation		20,314,000	4,935,000
Income tax expense	0	(4,830,000)	(54,000)
Net income for the period from discontinued operations, net of tax	0	15,484,000	4,881,000
Discontinued operation - Cash flow [Abstract]
Operating activities		(13,396,000)	(7,208,000)
Investing activities		(867,000)	(158,000)
Financing activities		12,720,000	4,709,000
Net cash flow from discontinued operations		(1,543,000)	(2,657,000)
Earnings per share of discontinued operations [Abstract]
Income/loss attributable to ordinary shareholders assessed	7,770,000	10,965,000	(15,881,000)
Share-based payments [Abstract]
Repurchased RSAs related to non-executive leadership team	100,000
Promissory note cancelled amount	$ 13,000
Series A B and C Convertible Preference Shares [Member]
Earnings per share of discontinued operations [Abstract]
Income/loss attributable to ordinary shareholders assessed		$ 0	$ 0